Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Kaixin Auto Holdings
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity's Reporting Status Current	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	65,132,149
Entity Central Index Key	0001713539
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	KXIN
ICFR Auditor Attestation Flag	false
Entity File Number	001-38261
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4/F, Tower D, Building 15,
Entity Address, Address Line Two	No.5 Jiangtai Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Entity Address, Address Line One	4/F, Tower D, Building 15,
Entity Address, Address Line Two	No.5 Jiangtai Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Contact Personnel Name	Yi Yang
City Area Code	86
Local Phone Number	10 8448 1818 x 2960